Accounts Receivable, Net	6 Months Ended
Jun. 30, 2019
Receivables [Abstract]
Accounts Receivable, net

NOTE 4: ACCOUNTS RECEIVABLE, NET

Accounts receivable consisted of the following:

	June 30, 2019	December 31, 2018
Accounts receivable	$2,984	$2,643
Less: Provision for doubtful accounts	—	—
Accounts receivable, net	$2,984	$2,643

Financial instruments that potentially subject Navios Containers L.P. to concentrations of credit risk are accounts receivable. Navios Containers L.P. does not believe its exposure to credit risk is likely to have a material adverse effect on its financial position, results of operations or cash flows.